Insurance contracts, reinsurance contracts held and investment contracts with discretionary participating features	12 Months Ended
Dec. 31, 2023
Insurance reinsurance including contracts held and investment contracts with discretionary participating features [Abstract]
Insurance contracts, reinsurance contracts held and investment contracts with discretionary participating features
29 Insurance contracts, reinsurance contracts held and investment contracts with discretionary participating features
29.1 Contracts by measurement model
The following tables show the assets and liabilities for groups of insurance contracts issued and reinsurance contracts held by measurement model.

Insurance contracts	Contracts not measured under the PAA	Contracts measured under the PAA	Total

Portfolios in an asset position	185	-	185

Portfolios in a liability position	177,407	39	177,446

Net balance, on December 31, 2023	177,222	39	177,262

Portfolios in an asset position	36	-	36

Portfolios in a liability position	175,681	439	176,120

Net balance, on December 31, 2022	175,645	439	176,083

Reinsurance contracts held	Contracts not measured under the PAA	Contracts measured under the PAA	Total

Portfolios in an asset position	16,601	7	16,608

Portfolios in a liability position	608	-	608

On December 31, 2023	15,993	7	16,000

Portfolios in an asset position	16,934	6	16,939

Portfolios in a liability position	270	-	270

On December 31, 2022	16,664	6	16,669
All groups of investment contracts with discretionary participating features were not measured under the PAA and were in a liability position at the reporting and comparative dates.

29.2 Movements in carrying amounts on insurance contracts, investment contracts with discretionary participation features and reinsurance contracts held
The following tables show the movement in the net carrying amounts of insurance contracts issued, investment contracts with discretionary participating features issued and reinsurance contracts held. Two types of tables are presented:

∎	Tables that analyze movements by type of liabilities and reconciles them to the condensed income statement and the condensed statement of comprehensive income

∎	Tables that analyze movements by measurement component
29.2.1 Movement schedules by type of liability

	Remaining coverage

Insurance contracts not measured under PAA - by type	Excluding loss component	Loss component	Incurred claims	Total

Opening assets	40	(1)	(2)	36

Opening liabilities	163,758	1,455	10,468	175,681

Net opening balance, on January 1, 2023	163,719	1,456	10,470	175,645

Insurance revenue	(10,195)	-	-	(10,195)

Incurred claims and other insurance service expenses	-	(186)	8,593	8,407

Amortization of insurance acquisition cash flows	558	-	-	558

Losses (and reversal of losses) on onerous contracts	-	1,084	-	1,084

Adjustments to liabilities for incurred claims	-	-	9	9

Insurance service expenses	558	899	8,601	10,058

Investment components	(4,834)	-	4,834	-

Insurance service result	(14,471)	898	13,436	(137)

Insurance finance (income) / expenses (P&L and OCI)	17,262	81	-	17,343

Cash flows	(4,892)	(150)	(5,582)	(10,624)

Contracts disposed during the period	(347)	-	-	(347)

Transfers to disposal groups	(1)	(211)	(133)	(345)

Other movements	20	-	-	20

Transfer (to)/from other headings	(514)	(33)	36	(512)

Net exchange differences	(3,252)	(54)	(515)	(3,821)

Net closing balance, on December 31, 2023	157,524	1,987	17,711	177,222

Closing assets	1,589	(1,042)	(362)	185

Closing liabilities	159,113	945	17,349	177,407

	Remaining coverage

Insurance contracts not measured under PAA - by type	Excluding loss component	Loss component	Incurred claims	Total

Opening assets	780	-	(669)	110

Opening liabilities	286,352	343	1,407	288,102

Net opening balance, on January 1, 2022	285,572	343	2,076	287,991

Insurance revenue	(13,522)	-	-	(13,522)

Incurred claims and other insurance service expenses	-	(51)	11,372	11,321

Amortization of insurance acquisition cash flows	547	-	-	547

Losses (and reversal of losses) on onerous contracts	-	1,335	-	1,335

Adjustments to liabilities for incurred claims	-	-	8	8

Insurance service expenses	547	1,284	11,381	13,212

Investment components	(4,820)	(50)	4,870	-

Insurance service result	(17,795)	1,234	16,251	(309)

Insurance finance (income) / expenses (P&L and OCI)	(57,191)	(49)	-	(57,240)

Cash flows	(4,031)	(33)	(7,866)	(11,930)

Contracts disposed during the period	(278)	-	-	(278)

Transfers to disposal groups	(51,983)	(54)	-	(52,037)

Other movements	(28)	33	-	5

Net exchange differences	9,453	(19)	9	9,442

Net closing balance, on December 31, 2022	163,719	1,456	10,470	175,645

Closing assets	40	(1)	(2)	36

Closing liabilities	163,758	1,455	10,468	175,681

	Remaining coverage		Liability for incurred claims

Insurance contracts PAA - by type	Excluding loss component	Loss component	Best estimate liability	Risk adjustment	Total

Opening assets	-	-	-	-	-

Opening liabilities	404	2	33	-	439

Net opening balance, on January 1, 2023	404	2	33	-	439

Insurance revenue	(127)	-	-	-	(127)

Incurred claims and other insurance service expenses	-	-	96	-	96

Amortization of insurance acquisition cash flows	19	-	-	-	19

Losses (and reversals of losses) on onerous contracts	-	2	-	-	2

Adjustments to liabilities for incurred claims	-	-	14	-	14

Insurance service expenses	19	2	110	-	132

Investment components	-	-	-	-	-

Insurance service result	(108)	2	110	-	5

Insurance finance (income) / expenses (P&L and OCI)	12	-	-	-	12

Cash flows	95	-	(114)	-	(19)

Disposal of a business	(407)	-	-	-	(407)

Net exchange differences	9	-	-	-	9

Net closing balance, on December 31, 2023	6	4	29	-	39

Closing assets	-	-	-	-	-

Closing liabilities	6	4	29	-	39

  262 | Annual Report on Form 20-F 2023

	Remaining coverage		Liability for incurred claims

Insurance contracts PAA - by type	Excluding loss component	Loss component	Best estimate liability	Risk adjustment	Total

Opening assets	-	-	-	-	-

Opening liabilities	1,242	-	712	10	1,964

Net opening balance, on January 1, 2022	1,242	-	712	10	1,964

Insurance revenue	(563)	-	-	-	(563)

Incurred claims and other insurance service expenses	-	-	254	-	253

Amortization of insurance acquisition cash flows	22	-	-	-	22

Losses (and reversals of losses) on onerous contracts	-	2	-	-	2

Adjustments to liabilities for incurred claims	-	-	259	(3)	257

Insurance service expenses	22	2	513	(3)	534

Investment components	-	-	-	-	-

Insurance service result	(542)	2	513	(3)	(29)

Insurance finance (income) / expenses (P&L and OCI)	7	-	(110)	-	(103)

Cash flows	515	-	(470)	-	45

Disposal of a business	(729)	-	(75)	-	(804)

Transfers to disposal groups	(15)	-	(532)	(7)	(554)

Net exchange differences	(75)	-	(5)	-	(80)

Net closing balance, on December 31, 2022	404	2	33	-	439

Closing assets	-	-	-	-	-

Closing liabilities	404	2	33	-	439

	Asset for remaining coverage

Reinsurance contracts held - Analysis by type, no PAA	Excluding loss recovery component	Loss recovery component	Asset for incurred claims	Total

Opening assets	14,801	1,607	526	16,934

Opening liabilities	(217)	(57)	5	(270)

Net opening balance, on January 1, 2023	14,584	1,549	530	16,664

Changes in the statements of P&L and OCI

Net expenses from reinsurance contracts	453	(235)	(38)	181

Other reinsurance finance income / (expenses)	1,026	34	-	1,060

Effect of changes in risk of non-performance of reinsurers	(12)	-	-	(12)

Total changes in the statements of P&L and OCI	1,467	(200)	(37)	1,229

Cash flows	(397)	(158)	(425)	(979)

Other movements	(424)	139	(86)	(371)

Net exchange differences	(511)	(34)	(4)	(550)

Net closing balance, on 31 December 31, 2023	14,719	1,296	(22)	15,993

Closing assets	16,457	349	(205)	16,601

Closing liabilities	1,738	(947)	(183)	608

	Asset for remaining coverage

Reinsurance contracts held - Analysis by type, no PAA	Excluding loss recovery component	Loss recovery component	Asset for incurred claims	Total

Opening assets	20,704	202	383	21,288

Opening liabilities	(1,116)	-	645	(471)

Net opening balance, on January 1, 2022	19,588	202	1,028	20,818

Changes in the statements of P&L and OCI

Net expenses from reinsurance contracts	(1,028)	1,380	(103)	248

Other reinsurance finance income / (expenses)	(3,956)	10	-	(3,945)

Investment components	(6)	(2)	8	-

Effect of changes in risk of non-performance of reinsurers	1	-	-	1

Total changes in the statements of P&L and OCI	(4,988)	1,388	(96)	(3,696)

Cash flows	(1,021)	(12)	(466)	(1,498)

Other movements	(322)	(1)	-	(323)

Net exchange differences	1,327	(28)	64	1,363

Net closing balance, on 31 December 31, 2022	14,584	1,549	530	16,664

Closing assets	14,801	1,607	526	16,934

Closing liabilities	217	57	5	270

	Remaining coverage

Investment contracts with DPF - by type	Excluding loss component	Loss component	Incurred claims	Total

Opening assets	-	-	-	-

Opening liabilities	21,055	-	-	21,055

Net balance, on January 1, 2023	21,055	-	-	21,055

Insurance revenue	(64)	-	-	(64)

Incurred claims and other insurance service expenses	-	-	36	36

Insurance service expenses	-	-	36	36

Investment components	(2,417)	-	2,418	-

Insurance service result	(2,481)	-	2,453	(28)

Insurance finance (income) / expenses (P&L and OCI)	1,921	-	-	1,921

Cash flows	423	-	(2,453)	(2,030)

Other movements	172	-	-	172

Net exchange differences	503	-	-	503

Net closing balance, on December 31, 2023	21,594	-	-	21,594

Closing assets	-	-	-	-

Closing liabilities	21,594	-	-	21,594

	Remaining coverage

Investment contracts with DPF - by type	Excluding loss component	Loss component	Incurred claims	Total

Opening assets	-	-	-	-

Opening liabilities	27,392	-	-	27,392

Net balance, on January 1, 2023	27,392	-	-	27,392

Insurance revenue	(74)	-	-	(74)

Incurred claims and other insurance service expenses	-	-	58	58

Losses (and reversal of losses) on onerous contracts	-	(5)	-	(5)

Insurance service expenses	-	(5)	58	54

Investment components	(2,254)	5	2,250	-

Insurance service result	(2,328)	-	2,308	(20)

Insurance finance (income) / expenses (P&L and OCI)	(3,247)	-	-	(3,247)

Cash flows	511	-	(2,308)	(1,797)

Net exchange differences	(1,273)	-	-	(1,273)

Net closing balance, on December 31, 2023	21,055	-	-	21,055

Closing assets	-	-	-	-

Closing liabilities	21,055	-	-	21,055

29.2.2 Movement schedules by measurement component

Insurance contracts not measured under PAA - by component	Best estimate liability	Risk adjustment	Contractual service margin	Total

Opening assets	100	-	(64)	36

Opening liabilities	163,381	3,436	8,865	175,681

Net opening balance, on January 1, 2023	163,280	3,435	8,929	175,645

Changes in estimates that adjust contractual service margin	(204)	380	(176)	-

Changes in estimates that result in (a reversal of) onerous contracts	974	51	-	1,025

New contracts issued – non-onerous	(563)	90	473	-

New contracts issued – onerous	38	22	-	60

Changes that relate to future service	245	542	297	1,084

Earnings released from contractual service margin	-	-	(952)	(952)

Release of risk adjustment	-	(345)	-	(345)

Experience adjustments on current service	75	-	-	75

Revenue recognized for incurred policyholder tax expenses	(15)	-	-	(15)

Changes that relate to current service	60	(345)	(952)	(1,238)

Experience adjustments on claims incurred	17	-	-	17

Changes that relate to past service	17	-	-	17

Insurance service result	322	197	(656)	(137)

General model

Interest accreted to insurance contracts	2,680	195	223	3,098

Changes in interest rates and other financial assumptions	1,573	14	-	1,587

Revaluation of changes in non-financial assumptions and experience adjustments to current interest rates	425	(4)	-	421
Variable fee approach

Change in fair value of the underlying assets of products with direct participating features	13,730	-	-	13,730

Change in fulfilment value of products with direct participating features not recognized in CSM due to risk mitigation option	(1,493)	-	-	(1,493)

Insurance finance (income) / expenses	16,915	205	223	17,343

Premiums received	14,203	-	-	14,203

Claims, benefits and expenses paid	(23,862)	-	-	(23,862)

Acquisition costs paid	(936)	-	-	(936)

Other	(30)	-	-	(30)

Cash flows	(10,624)	-	-	(10,624)

Contracts disposed during the period	(283)	(5)	(59)	(347)

Transfers to disposal groups	(59)	(197)	(89)	(345)

Other	41	-	(21)	20

Transfer (to)/from other headings	(511)	(1)	(1)	(512)

Other movements	(811)	(203)	(169)	(1,184)

Net exchange differences	(3,520)	(98)	(203)	(3,821)

Net closing balance, on December 31, 2023	165,562	3,537	8,124	177,222

Closing assets	475	(286)	(4)	185

Closing liabilities	166,036	3,251	8,120	177,407

Insurance contracts not measured under PAA - by component	Best estimate liability	Risk adjustment	Contractual service margin	Total

Opening assets	1,086	(510)	(465)	110

Opening liabilities	271,870	4,831	11,401	288,102

Net opening balance, on January 1, 2022	270,784	5,341	11,866	287,991

Changes in estimates that adjust contractual service margin	909	(1,232)	323	-

Changes in estimates that result in (a reversal of) onerous contracts	1,408	(131)	-	1,277

New contracts issued – non-onerous	(595)	103	493	-

New contracts issued – onerous	27	29	-	56

Changes that relate to future service	1,749	(1,231)	816	1,333

Earnings released from contractual service margin	-	-	(1,229)	(1,229)

Release of risk adjustment	-	(359)	-	(359)

Experience adjustments on current service	(47)	1	-	(46)

Revenue recognized for incurred policyholder tax expenses	1	-	-	1

Changes that relate to current service	(46)	(359)	(1,229)	(1,634)

Experience adjustments on claims incurred	(7)	-	-	(8)

Changes that relate to past service	(7)	-	-	(8)

Insurance service result	1,695	(1,591)	(414)	(309)

General model

Interest accreted to insurance contracts	2,548	156	221	2,925

Changes in interest rates and other financial assumptions	(28,114)	(58)	-	(28,172)

Revaluation of changes in non-financial assumptions and experience adjustments to current interest rates	(862)	19	-	(843)

Variable fee approach

Change in fair value of the underlying assets of products with direct participating features	(25,351)	-	-	(25,351)

Change in fulfilment value of products with direct participating features not recognized in CSM due to risk mitigation option	(5,799)	-	-	(5,799)

Insurance finance (income) / expenses	(57,578)	117	221	(57,240)

Premiums received	15,444	-	-	15,444

Claims, benefits and expenses paid	(26,454)	-	-	(26,454)

Acquisition costs paid	(892)	-	-	(892)

Other	(28)	-	-	(28)

Cash flows	(11,930)	-	-	(11,930)

Contracts disposed during the period	(177)	(5)	(96)	(278)

Transfers to disposal groups	(48,338)	(659)	(3,040)	(52,037)

Other	-	-	5	5
Other movements	(48,515)	(663)	(3,131)	(52,310)

Net exchange differences	8,825	231	387	9,442

Net closing balance, on December 31, 2022	163,280	3,435	8,929	175,645

Closing assets	100	-	(64)	36

Closing liabilities	163,381	3,436	8,865	175,681

Reinsurance contracts held - Movement schedule by component, no PAA	Best estimate liability	Risk adjustment	Contractual service margin	Total

Opening assets	16,233	1,010	(309)	16,934

Opening liabilities	(371)	(101)	202	(270)

Net opening balance, on January 1, 2023	15,862	909	(107)	16,664

Changes in estimates that adjust the contractual service margin	(3)	6	(4)	-

Changes in estimates that relate to losses and reversals of losses on underlying onerous contracts	477	67	6	550

New reinsurance contracts issued / acquired recognized in the year	(330)	42	271	(17)

Initial recognition of onerous underlying contracts	-	-	12	12

Changes that relate to future service	144	114	286	544

CSM recognized for service received	-	-	(26)	(26)

Release of risk adjustment	-	(118)	-	(118)

Experience adjustment on current service	(217)	-	-	(217)

Changes that relate to current service	(217)	(118)	(26)	(361)

Experience adjustment on claims component	(2)	-	-	(2)

Changes that relate to past service	(2)	-	-	(2)

Net income/expenses of reinsurance held	(76)	(3)	260	181

Reinsurance finance income / (expenses)	1,013	48	(13)	1,048

Premiums paid, net of received fixed commission	2,642	-	-	2,642

Amounts received	(3,622)	-	-	(3,622)

Cash flows	(979)	-	-	(979)

Other movements	(132)	(176)	(63)	(371)

Other movements	(132)	(176)	(63)	(371)

Net exchange difference	(528)	(23)	2	(550)

Net closing balance, on December 31, 2023	15,160	755	78	15,993

Closing assets	16,184	423	(7)	16,601

Closing liabilities	(1,024)	332	85	(608)

Notes to the consolidated financial statements Note 29

Reinsurance contracts held - Movement schedule by component, no PAA	Best estimate liability	Risk adjustment	Contractual service margin	Total

Opening assets	20,608	1,009	(328)	21,288

Opening liabilities	(1,617)	585	561	(471)

Net opening balance, on January 1, 2022	18,991	1,594	233	20,818

Changes in estimates that adjust the contractual service margin	244	(408)	164	-

Changes in estimates that relate to losses and reversals of losses on underlying onerous contracts	655	(58)	10	607

New reinsurance contracts issued / acquired recognized in the year	(8)	21	(13)	-

Initial recognition of onerous underlying contracts	-	-	31	31

Changes that relate to future service	891	(444)	192	638

CSM recognized for service received	-	-	42	42

Release of risk adjustment	-	(147)	-	(147)

Experience adjustment on current service	(274)	-	-	(274)

Changes that relate to current service	(274)	(147)	42	(379)

Experience adjustment on claims component	(12)	-	-	(12)

Changes that relate to past service	(12)	-	-	(12)

Net income/expenses of reinsurance held	605	(591)	234	248

Reinsurance finance income / (expenses)	(3,954)	47	(37)	(3,944)

Premiums paid, net of received fixed commission	3,005	-	-	3,005

Amounts received	(4,503)	-	-	(4,503)

Cash flows	(1,498)	-	-	(1,498)

Other movements	403	(206)	(520)	(323)

Other movements	403	(206)	(520)	(323)

Net exchange difference	1,316	65	(17)	1,363

Net closing balance, on December 31, 2022	15,862	909	(107)	16,664

Closing assets	16,233	1,010	(309)	16,934

Closing liabilities	(371)	(101)	202	(270)

Investment contracts with DPF - by component	Best estimate liability	Risk adjustment	Contractual service margin	Total

Opening assets	-	-	-	-

Opening liabilities	20,874	109	72	21,055

Net balance, on January 1, 2023	20,874	109	72	21,055

Changes in estimates that adjust contractual service margin	(152)	31	121	-

Changes that relate to future service	(152)	31	121	-

Earnings released from contractual service margin	-	-	(17)	(17)

Release of risk adjustment	-	(15)	-	(15)

Experience adjustments on current service	4	-	-	4

Changes that relate to current service	4	(15)	(17)	(28)

Changes that relate to past service	-	-	-	-

Insurance service result	(148)	16	104	(28)

Variable fee approach

Change in fair value of the underlying assets of products with direct participating features	1,921	-	-	1,921

Insurance finance (income) / expenses	1,921	-	-	1,921

Premiums received	475	-	-	475

Claims, benefits and expenses paid	(2,506)	-	-	(2,506)

Cash flows	(2,030)	-	-	(2,030)

Other	170	-	1	172

Other movements	170	-	1	172

Net exchange differences	498	3	2	503

Net closing balance, on December 31, 2023	21,285	128	180	21,594

Closing assets	-	-	-	-

Closing liabilities	21,285	128	180	21,594

  270 | Annual Report on Form 20-F 2023

Investment contracts with DPF - by component	Best estimate liability	Risk adjustment	Contractual service margin	Total

Opening assets	-	-	-	-

Opening liabilities	27,064	133	195	27,392

Net balance, on January 1, 2022	27,064	133	195	27,392

Changes in estimates that adjust contractual service margin	110	(3)	(106)	-

Changes that relate to future service	110	(3)	(106)	-

Earnings released from contractual service margin	-	-	(11)	(11)

Release of risk adjustment	-	(14)	-	(14)

Experience adjustments on current service	5	-	-	5

Changes that relate to current service	5	(14)	(11)	(20)

Changes that relate to past service	-	-	-	-

Insurance service result	114	(17)	(117)	(20)

Variable fee approach

Change in fair value of the underlying assets of products with direct participating features	(3,247)	-	-	(3,247)

Insurance finance (income) / expenses	(3,247)	-	-	(3,247)

Premiums received	511	-	-	511

Claims, benefits and expenses paid	(2,308)	-	-	(2,308)
Cash flows	(1,797)	-	-	(1,797)

Net exchange differences	(1,261)	(6)	(6)	(1,273)

Net closing balance, on December 31, 2022	20,874	109	72	21,055

Closing assets	-	-	-	-

Closing liabilities	20,874	109	72	21,055
29.2.3 New contracts recognized
New insurance contracts recognized, no PAA

	2023

New contracts recognized	Issued non-onerous contracts	Issued onerous contracts	Total

Present value of cash inflows	(5,155)	(545)	(5,701)

Present value of cash outflows, excl. acquisition costs	4,593	583	5,176

Risk adjustment for non-financial risk	90	22	112

Contractual service margin	473	-	473

(Gain) / loss recognized on initial recognition	-	60	60

	2022

New contracts recognized	Issued non-onerous contracts	Issued onerous contracts	Total

Present value of cash inflows	(5,020)	(475)	(5,494)

Present value of cash outflows, excl. acquisition costs	4,447	504	4,951

Risk adjustment for non-financial risk	98	27	125

Contractual service margin	474	-	474

(Gain) / loss recognized on initial recognition	-	57	57

1	The table do not hold results from Aegon the Netherlands; therefore, numbers differ from 29.2.2 Movement schedules by measurement component table

New reinsurance contracts recognized, no PAA

2023	Reinsurance contracts

Present value of cash inflows	201

Present value of cash outflows	(531)

Risk adjustment for non-financial risk	42

Contractual service margin	271

Income recognized on initial recognition	(17)

2022

Present value of cash inflows	251

Present value of cash outflows	(259)

Risk adjustment for non-financial risk	21

Contractual service margin	(13)

Income recognized on initial recognition	(0)
29.2.4 Maturity analysis contractual service margin

	2023	2022

Maturity analysis CSM insurance contracts	Discounted CSM	Discounted CSM

<1 year	839	1,076

1-2 years	756	802

2-3 years	684	723

3-4 years	618	654

4-5 years	559	591

5-10 years	2,071	2,210

10-20 years	1,850	2,024

> 20 years	748	849

On December 31	8,124	8,929

	2023	2022

Maturity analysis CSM reinsurance contracts held, no PAA	Discounted CSM	Discounted CSM

< 1yr	8	(22)

1 < 2 yrs	7	(15)

2 < 3 yrs	6	(13)

3 < 4 yrs	6	(12)

4 < 5 yrs	5	(10)

5 < 10 yrs	18	(32)

10 - 20 yrs	17	(16)

> 20 yrs	12	13

On December 31	78	(107)

  272 | Annual Report on Form 20-F 2023

29.2.5 Movement schedules contractual service margin by transition method
Contractual service margin recognized on contracts
in-force
on the transition date to IFRS 17

			Insurance contracts				Investment contracts with DPF					Reinsurance contracts held

	MRA	1)	FVA	2)	Other	Total CSM	MRA	FVA	Other	Total CSM	MRA	FVA	Other	Total CSM

On January 1, 2023	1,836		4,673		2,420	8,929	-	72	-	72	1	(129)	21	(107)

Changes in estimates that adjust CSM	(40)		(105)		(32)	(176)	-	121	-	121	-	11	(14)	(4)

Changes in estimates that relate to losses and reversals of losses on underlying onerous contracts	-		-		-	-	-	-	-	-	-	4	2	6

New contracts issued:

non-onerous	-		-		473	473	-	-	-	-	-	-	283	283

Earnings released from contractual service margin	(191)		(498)		(264)	(952)	-	(17)	-	(17)	-	9	(34)	(26)

Insurance finance income / (expense)	8		159		57	223	-	-	-	-	-	(21)	8	(13)

Cash flow - contracts disposed	-		(59)		-	(59)	-	-	-	-	-	-	-	-

Net exchange differences	(57)		(128)		(17)	(203)	-	2	-	2	-	6	(5)	2

Other	1		(42)		(68)	(110)	-	1	-	1	-	(30)	(33)	(63)

On December 31, 2023	1,557		4,000		2,568	8,124	-	180	-	180	-	(149)	227	78

1	MRA: Modified Retrospective Approach
2	FVA: Fair Value Approach

			Insurance contracts				Investment contracts with DPF					Reinsurance contracts held

	MRA	1)	FVA	2)	Other	Total CSM	MRA	FVA	Other	Total CSM	MRA	FVA	Other	Total CSM

On January 1, 2022	2,639		7,036		2,191	11,866	-	195	-	195	-	238	(5)	233

Changes in estimates that adjust CSM	(792)		1,101		15	323	-	(106)	-	(106)	-	167	(3)	164

Changes in estimates that relate to losses and reversals of losses on underlying onerous contracts	-		-		-	-	-	-	-	—	-	3	8	10

New contracts issued:

non-onerous	-		-		493	493	-	-	-	—	-	(8)	26	18

Earnings released from contractual service margin	(205)		(764)		(260)	(1,229)	-	(11)	-	(11)	-	45	(4)	42

Insurance finance income / (expense)	9		179		33	221	-	-	-	-	-	(37)	-	(37)

Cash flow - contracts disposed	-		(96)		-	(96)	-	-	-	-	-	-	-	-

Net exchange differences	186		246		(45)	387	-	(6)	-	(6)	-	(17)	-	(17)

Other	-		(3,028)		(7)	(3,035)	-	-	-	-	-	(520)	-	(520)

On December 31, 2022	1,836		4,673		2,420	8,929	-	72	-	72	1	(129)	21	(107)

1	MRA: Modified Retrospective Approach
2	FVA: Fair Value Approach
Other in the table above relates to derecognition of liabilities following the completion of the transaction with a.s.r.

29.2.6 Investments and other assets allocated to contracts that were not transitioned fully retrospectively
On transition to IFRS 17, amounts were recognized in the revaluation reserve for insurance contracts, investment contracts with discretionary features and reinsurance contracts held using the modified retrospective approach and/or the fair value approach.
Part of the assets backing these groups of insurance contracts are measured at fair value through other comprehensive income. The movement in the period in the cumulative amount recognized in OCI for these assets is reflected in the table below:

Assets backing up:

Insurance Contracts

On January 1, 2023	(2,375)

Gross revaluation	1,137

Net gains/losses transferred to income statement	309

Foreign currency translation differences	55

Tax effect	(322)

Other	47

On December 31, 2023	(1,147)

Assets backing up:

Insurance Contracts

On January 1, 2022	6,456

Gross revaluation	(12,445)

Net gains/losses transferred to income statement	425

Foreign currency translation differences	540

Tax effect	2,578

Other	72

On December 31, 2022	(2,375)
Of the Gross revaluation, EUR 1,211 million was unrealized gains through equity (2022: loss of EUR 12,434 million). The Net gains/losses transferred to the income statement include EUR 437 million due to transfer disposal (2022: EUR 549 million).
29.3 Critical judgments and estimates
29.3.1 Fulfilment cash flows
The fulfillment cash flows comprise:

∎	Estimates of future cash flows;

∎	An adjustment to reflect time value of money and the financial risks related to future cash flows, to the extent that the financial risks are not included in the estimates of future cash flows and

∎	A risk adjustment for non-financial risk.
Each measurement element requires the use of significant judgment and estimates.
29.3.1.1 Valuation methods
Aegon’s objective in estimating future cash flows is to determine a range of scenarios that reflects the full range of possible outcomes. Each scenario specifies the amount and timing of the cash flows for a particular outcome, and the estimated probability of that outcome. The cash flows from each scenario are discounted and weighted by the estimated probability of that outcome to derive an expected present value.
When determining the expected value of the full range of possible outcomes, the objective is to incorporate all reasonable and supportable information available without undue cost or effort in an unbiased way, rather than to identify every possible scenario. In some cases, relatively simple modeling provides an answer within an acceptable range of precision. In other cases, more complex valuation methods are required to satisfy the measurement objective. For example, if cash flows reflect a series of interrelated (implicit or explicit) options and respond in a non-linear
fashion to changes in economic conditions, then Aegon often uses stochastic modeling techniques to estimate the expected present value. Stochastic modeling involves projecting future cash flows under a large number of possible economic scenarios for market variables such as interest rates and

  274 | Annual Report on Form 20-F 2023

equity returns. Other methods that are used to measure
non-linear
cash flows include closed form solutions and replicating portfolio techniques.
29.3.1.2 Actuarial assumptions
When estimating future cash flows, Aegon sets actuarial assumptions for underwriting risk including policy claims (such as mortality, longevity or morbidity), policyholder behavior (such as lapses, surrender of policies or partial withdrawals), property & casualty loss ratios and expenses. Actuarial assumptions are reviewed annually, with the exception of expense assumptions which might be updated more frequently as a result on the quarterly monitoring of actual expenses.
Underwriting assumptions
Mortality tables applied are generally developed based on a blend of company experience and industry wide studies, taking into consideration product characteristics, own risk selection criteria, target market and past experience. Mortality experience is monitored through regular studies, the results of which are fed into the pricing cycle for new products and reflected in the liability calculation for in-force
groups of contracts where appropriate. For contracts insuring survivorship or mortality, allowance is made for further longevity or mortality improvements. Morbidity assumptions are based on own claims severity and frequency experience, adjusted where appropriate for industry information. Industry survey is used for judgment-based assumptions like for example morbidity improvement and cost of long-term care (LTC) inflation.
Surrender and lapse rates depend on product features, policy duration and external circumstances such as the interest rate environment and competitor behavior. For policies where policyholders are expected to have financial incentive to choose a favorable lapse timing based on the market conditions, a dynamic lapse assumption is utilized to reflect expected policyholder behavior when applying multiple scenarios in measurement. Own experience, as well as industry published data, are used to in establishing assumptions. Lapse experience is correlated to mortality and morbidity levels, as higher or lower levels of surrenders may indicate future claims will be higher or lower than anticipated. Such correlations are accounted for in the mortality and morbidity assumptions based on the emerging analysis of experience.
Policyholder benefits that are directly linked to asset performance are projected at rates that are consistent with the discount rates applied. For cash flows like crediting rates, the projected cash flows reflect how the reporting unit would determine crediting rates in a given scenario based on the Group’s crediting policies. Other management actions are taken into account to the extent that they are part of Aegon’s regular policies and procedures.
Given that Aegon applies the premium allocation approach to most of its non-life
insurance business, actuarial assumptions related to (ultimate) loss ratio assumptions only impact the fulfillment cash flows for onerous groups of contracts with remaining coverage and for contracts with incurred claims. Aegon uses a range of loss reserving techniques to estimate (ultimate) claims ratios, using historical claims development data as well as market observable inputs. Large ticket reported claims are assessed on an individual basis.
Expense assumptions
Expenses that are attributable to the fulfillment cash flows include acquisition expenses, maintenance expenses and claims settlement costs, as well as overhead costs that Aegon considers to be unavoidable when fulfilling the in-force
contracts. Investment expenses are included in the fulfillment cash flows for contracts that provide investment-related or investment-return services, as well as for contracts where Aegon performs investment activities that enhance the policyholders’ benefits from insurance coverage. Aegon’s expense assumptions are based on the current level of expenses, adjusted for future expense inflation and the impact of known one-off
projects (such as planned cost saving initiatives or projects to implement additional regulatory reporting requirements). In not-at-scale
units, further adjustment is made to reflect a long-term scale of business.
When allocating the attributable expenses to groups of contracts, Aegon leverages allocation approaches used for pricing or regulatory reporting. Where IFRS requires a greater level of granularity, additional allocation keys are applied that have been defined based on, for example, further expense studies. The expense inflation assumption is split into a financial component that is calibrated to market observables and a non-financial
component that is set as an actuarial assumption. The
non-financial
component of the expense inflation assumption represents the estimated difference between general market inflation implied by the market and expense inflation that is specific to Aegon’s product characteristics. Some inflation assumptions (such as LTC utilization and health medical inflation in the Americas) do not include a financial component but are entirely set as an actuarial assumption, given that they are weakly correlated with general inflation indices and there is no hedge market for such rates.

Discount rates and other financial assumptions
Aegon adjusts the estimated future cash flows of a group of contracts to reflect the time value of money and the financial risks related to those cash flows, to the extent that the financial risks are not included in the estimates of cash flows. The discount rates applied to the estimates of the future cash flows:

∎	Reflect the time value of money, the characteristics of the cash flows and the liquidity characteristics of the insurance contracts;

∎	Are consistent with observable current market prices (if any) for financial instruments with cash flows whose characteristics are consistent with those of the insurance contracts, in terms of, for example, timing, currency and liquidity; and

∎	Exclude the effect of factors that influence observable market prices but do not affect the future cash flows of the insurance contracts.
No implicit adjustments for
non-financial
risk are included in the discount rates, as the risk adjustment for non-financial
risks is explicitly included in the fulfillment cash flows.
When determining the discount rates at the date of initial recognition of a group of contracts, Aegon uses weighted-average discount rates over the period that contracts in that group are issued.
IFRS explicitly mentions two calibration options for the discount rate, namely the
“top-down
approach” and
“bottom-up”
approach. Aegon has generalized both approaches into a direct discounting technique in which discount rates are determined as the sum of the risk-free rate plus a percentage of the illiquidity premium (ILP). The ILP is an extra spread that an investor can earn by investing in a security that offers limited or no ability for the investor to exit the investment prior to its maturity. If an insurance liability is illiquid (meaning that the policyholder has limited or no ability to cash it in prior to maturity or contingency-based payment), the liability is discounted at a rate that includes an ILP because illiquid assets (earning an illiquidity premium) may be purchased to back or replicate that liability.
Risk-free yield curve
Aegon has identified various rates available in the EUR, GBP and USD markets that can be used as a basis for the risk-free yield curve, including EURIBOR swap rates for EUR, reformed Sterling Overnight Index Average (SONIA) for GBP, and Secured Overnight Funding Rates (SOFR) and US Treasury rates for USD. EURIBOR rates are adjusted for credit risk by subtracting a credit risk allowance. No adjustment is made to overnight swap rates and US Treasury rates, as the credit risk of these instruments is deemed negligible.
A full risk-free yield curve is derived by first interpolating between tenors for which market data is available, and then extrapolating the yield curve beyond market observable maturities. Discount rates converge linearly in 10 years to an ultimate forward rate. A uniform last liquid point for EUR and USD is set at 30 years, GBP is set at 50 years. The ultimate forward rates reflect a long-term view on nominal interest rates and is set by management per currency, considering expected real interest rates and long-term inflation together with the current market environment. The ultimate forward rates have been reviewed as part of the annual Group economic assumptions update and revised to a common level of 3.45% effective December 31, 2023. (December 31, 2022: 3.50%,3.65% and 3.45% for the USD, EUR, and GBP respectively.)
Aegon reviews the risk-free last liquid point and ultimate forward rates quarterly which, although expected to be infrequent, may lead to assumption updates if there are significant changes in market conditions.

Yield curves (zero coupon rates excluding ILP) December 31, 2023	1 year	5 years	10 years	15 years	20 years

EUR	3.36%	2.33%	2.39%	2.47%	2.40%

GBP	4.74%	3.35%	3.28%	3.40%	3.43%

USD	4.83%	3.89%	3.90%	4.00%	4.39%

Yield curves (zero coupon rates excluding ILP) December 31, 2022	1 year	5 years	10 years	15 years	20 years

EUR	3.18%	3.10%	3.05%	2.98%	2.73%

GBP	4.46%	4.06%	3.71%	3.62%	3.54%

USD	4.97%	4.03%	3.83%	3.94%	4.31%

  276 | Annual Report on Form 20-F 2023

Illiquidity premium (ILP)
Aegon sets ILPs at the level of the reporting unit or major business unit, reflecting how it manages the investments and ALM risk for the given block of liabilities. For example, in the US Aegon has set ILPs by lines of business which has resulted in 9 ILP curves. For each unit, an ILP curve is constructed that is based on the market-observables returns on a reference portfolio of assets. The reference portfolio is based on the unit’s investment policy target mix of fixed interest securities and excludes alternative investments (such as equities and real estate investments).
To derive the ILP curve for respective lines of business, market observable spreads are sourced and adjusted for expected and unexpected default losses. The ILP is based on the line of business reference portfolio and investment strategy.
The full ILP curve is derived by interpolating between the observable tenors and then extrapolating the yield linearly beyond the ILP last liquid point to the ultimate forward ILP. The last liquid point can be set separately for each duration bucket or, as a practical simplification, as a single point in time for the entire reference portfolio. The ultimate forward spread is set based on historical 50th percentile spread adjusted for expected and unexpected default losses.
Aegon updates the reference portfolio quarterly, and the ILP last liquid point and ILP ultimate forward rate are revised accordingly. The most significant products of Aegon Ltd. are presented below.

ILP per portfolio, December 31, 2023	1 year	5 years	10 years	15 years	20 years	30 years

Fixed Deferred Annuity	1.15%	1.21%	1.12%	1.11%	1.11%	1.11%

Indexed Universal Life	1.20%	1.24%	1.20%	1.18%	1.18%	1.21%

Long-Term Care	0.97%	0.98%	0.98%	1.15%	1.20%	1.30%

Traditional Life	0.99%	1.01%	1.02%	1.15%	1.19%	1.28%

Universal Life	1.01%	1.03%	1.02%	1.13%	1.17%	1.26%

Variable Annuities	0.69%	0.69%	0.68%	0.67%	0.64%	0.67%

Annuities	0.89%	0.89%	0.89%	0.89%	0.89%	0.76%

Individual Protection	0.49%	0.49%	0.49%	0.49%	0.49%	0.40%

ILP per portfolio, December 31, 2022	1 year	5 years	10 years	15 years	20 years	30 years

Fixed Deferred Annuity	1.44%	1.48%	1.31%	1.12%	1.12%	1.12%

Indexed Universal Life	1.48%	1.45%	1.33%	1.22%	1.22%	1.21%

Long-Term Care	1.37%	1.38%	1.38%	1.32%	1.32%	1.32%

Traditional Life	1.41%	1.42%	1.40%	1.31%	1.31%	1.31%

Universal Life	1.43%	1.44%	1.39%	1.29%	1.28%	1.28%

Variable Annuities	0.67%	0.67%	0.67%	0.67%	0.67%	0.68%

Annuities	1.08%	1.08%	1.08%	1.08%	1.08%	1.03%

Individual Protection	0.50%	0.50%	0.50%	0.50%	0.50%	0.42%
Illiquidity factor
The illiquidity factor reflects the liquidity characteristics of a certain group of insurance contracts. Groups of contracts whose cash flows are not dependent on the underlying assets are assigned an illiquidity factor of 100%. Groups of contracts for which the cash flows predominantly vary with the underlying assets are assigned an illiquidity factor of 0%. For example, Aegon UK does not apply an illiquidity factor to the Unit Linked products. For a few products that include both types of cash flows, such as US variable annuity products with guaranteed minimum withdrawal benefits, a combination of 100% and 0% ILP is used.
Other significant financial assumptions
Interest rate volatilities are modelled based on swaption prices, in line with current market pricing.
Risk adjustment for
non-financial
risk
The risk adjustment for
non-financial
risk is included explicitly as a separate component of the fulfillment cash flows. It reflects the compensation that Aegon requires for bearing the uncertainty about the amount and timing of the cash flows that arises from non-financial
risk as it fulfils insurance contracts.
The
non-financial
risks considered include mortality, morbidity, policyholder behavior, expense, and product specific operational risk.
Non-financial
risks that do not arise from the insurance contracts, such as general operational risk, are not reflected in the risk adjustment. The risk adjustment reflects both the risk that actual experience differs from the best estimate assumption used to project future cash flows due to mis-estimation
(parameter risk), as well as the risk of random fluctuations around the true estimates (contagion risk).
Diversification benefits are recognized at the Group level. To align with market practice, Aegon only reflects the degree of diversification between non-financial
risks, and contrary to its pricing methodology, ignores diversification benefits between financial and non-financial
risks. Diversification effects include the impact of reinsurance ceded, as well insurance contracts classified as held for sale.
Aegon generally applies a simplified confidence interval technique which estimates the risk adjustment for non-financial
risk using a confidence level (probability of sufficiency) approach at the 80th percentile. Under this approach, a probability distribution is assumed for each particular risk and the amount above the expected present value of future cash flows determined (using a shock factor). The impacts for each risk are then aggregated using a correlation matrix, reflecting diversification between the various non-financial
risk types. For some products, Aegon measures contagion risk using the Conditional Tail Expectation technique at the 75th percentile. Regardless of the technique applied, the confidence interval is computed across the entire product lifetime in order to fully reflect the risk.
Changes in methods and inputs used to measure fulfillment cash flows
Actuarial assumptions are reviewed periodically in the second quarter for the United States and in the fourth quarter for Europe and Asia, based on historical experience, observable market data, including market transactions such as acquisitions and reinsurance transactions, anticipated trends and legislative changes. Similarly, the models and systems used for determining our liabilities and reinsurance assets are reviewed periodically, and if deemed necessary, updated based on emerging best practice and available technology.
During 2023, Aegon implemented actuarial assumption and model updates which are mainly related to Aegon’s business in the Americas.
Assumption updates
(non-financial
assumptions) are absorbed in the CSM where there are sufficient balances. The change in CSM will impact the amount amortized in the current period and all prospective periods. The total pre-tax
impact of
non-financial
assumption changes at the end of 2023 is a EUR 497 million increase to liabilities. Most of the impact was driven by the model update on policyholder behaviour mainly on Indiviual Life and Variable Annuities lines of business and expense assumption updates. Main assumption updates are all on morbidity but they are offset by a change in CSM so this change has limited impact on total liabilites.
Aegon did not make any significant changes to the contract boundaries in the current reporting period, nor did it update the approaches used to determine the discount rate or estimate the risk adjustment for non-financial
risk.
29.3.2 Relevant other significant judgments
In addition to the judgments and estimates made in measuring the fulfillment cash flows that are described above, other significant judgments are applied in determining:

∎	The relative weighting of coverage units when multiple services are provided;

∎	The non-distinct investment component, which is excluded from insurance revenue; and

∎	The adjustment for nonperformance risk that is applied to reinsurance contracts held.
29.3.2.1 Weighting of coverage units
Often one single metric can be defined that captures multiple services provided under one contract. Different approaches are used by Aegon when assessing the relative weighting of the benefits of different services. In some cases, the weighting is done in a way that directly flows from the composition of the benefits under the contract. For example, for a life insurance product with an account value that can be surrendered, coverage units can be based on the total death benefit as this amount comprises both the account value (investment service) and the excess death benefits (insurance service). In other cases, significant judgment is required. For example, for US long-term care insurance products, multiple drivers impact the maximum daily benefit to which a policyholder could be entitled. To reflect this, the coverage unit is computed using a combination of the initial allowed benefit, the benefit period, as well as adjustments for any inflation protection and if the policy is paid-up
on the contingent
non-forfeiture
option.

  278 | Annual Report on Form 20-F 2023

29.3.2.2 Investment component
Aegon reports insurance revenue and insurance service expenses excluding non-distinct
investment components. An investment component is defined as the amount that an insurance contract requires Aegon to repay to a policyholder, even if the insured event does not occur.
Aegon determines the investment component, when a claim is incurred as an amount is released from the liability for remaining coverage. When doing so it considers which payments would have been possible immediately prior to the claims date. For example, a payment might have needed to be made to the policyholder in light of policy surrender, the uptake of a policy loan or the partial withdrawal, or the transfer of an insurance policy to another insurer. The investment component is defined net of any penalty or similar charges.
29.3.2.3 Adjustment to reinsurance contracts held for
non-performance
risk
The nonperformance risk by the reinsurer is based on Aegon’s credit exposure, net of collateral, and the perceived counterparty default risk. In assessing the credit exposure, Aegon takes into account treaty provisions for non-performance,
such as the automatic recapture of the reinsured business on default of the reinsurer.
When estimating a reinsurer’s default risk, Aegon considers the current financial condition and credit standing of the reinsurer, expert judgment specific to the local reinsurance market and historical data (such as Moody’s Loss Given Default rates). The ultimate adjustment reflects the risk of potential reinsurance counterparty failure due to default (i.e. credit events), as well as disputes resulting in reduced payments and the potential for current conditions to change over time.
29.4 Underwriting risk
Aegon’s earnings depend significantly upon the extent to which actual claims experience differs from the assumptions used in setting the prices for products and establishing the technical liabilities and liabilities for claims. To the extent that actual claims experience is less favorable than the underlying assumptions used in establishing such liabilities, income would be reduced. Furthermore, if these higher claims were part of a permanent trend, Aegon may be required to change best estimate assumptions for future claims which could increase the required reserves for these future claims, which could reduce income. In addition, certain acquisition costs related to the sale of new policies and the purchase of policies already in force have been recorded as assets on the statement of financial position and are being amortized into the income statement over time. If the assumptions relating to the future profitability of these policies (such as future claims, investment income and expenses) are not realized, the amortization of these costs could be accelerated and may even require write offs should there be an expectation of unrecoverability. This could have a materially adverse effect on Aegon’s business, results of operations and financial condition.
Sources of underwriting risk include policyholder behavior (such as lapses, surrender of policies or partial withdrawals), policy claims (such as mortality, longevity or morbidity) and expenses. For some product lines, Aegon is at risk if policy lapses increase as sometimes Aegon is unable to fully recover upfront expenses in selling a product despite the presence of commission recoveries or surrender charges and fees. There are also products where Aegon is at risk if lapses decrease, for example where this would result in a higher utilization rate of product guarantees. For mortality and morbidity risk, Aegon sells certain types of policies that are at risk if mortality or morbidity increases, such as term life insurance and accident insurance, Aegon also sells certain types of policies that are at risk if mortality decreases (longevity risk) such as annuity products. Aegon is also at risk if expenses are higher than the expenses assumed beforehand by management and that were priced into the products.
Aegon monitors and manages its underwriting risk by underwriting risk type. Attribution analysis is performed on earnings and reserve movements in order to understand the source of any material variation in actual results from what was expected. Aegon’s units also perform experience studies for underwriting risk assumptions, comparing Aegon’s experience to industry experience as well as combining Aegon’s experience and industry experience based on the depth of the history of each source to Aegon’s underwriting assumptions. Where policy charges are flexible in products, Aegon uses these analyses as the basis for modifying these charges, with a view to maintain a balance between policyholder and shareholder interests. Aegon also has the ability to reduce expense levels over time, thus mitigating unfavorable expense variation.
Another way to mitigate underwriting risk is through reinsurance. Aegon uses reinsurance to primarily manage and diversify risk, limit volatility, improve capital positions, limit maximum losses and gain access to reinsurer support. While the objectives and use can vary by region due to local market considerations and product offerings, the use of reinsurance is coordinated and monitored globally.

The key areas where reinsurance is used is to reduce our exposure to mortality and morbidity risk primarily through a combination of quota-share and Excess of Loss reinsurance. Also, Excess of Loss reinsurance is used to limit our exposure to large losses on non-life
business.
In order to minimize its reinsurer defaults exposure, Aegon regularly monitors the creditworthiness of its reinsurers, and where appropriate, arranges additional protection through letters of credit, trust agreements and over-collateralization. For certain agreements, funds are withheld for investment rather than relying on the reinsurer to meet investment expectations. Default exposure is further reduced by using multiple reinsurers within certain reinsurance agreements.
External reinsurance counterparties are, in general, major global reinsurers. At the same time, local reinsurers are utilized to ensure a balance for local capacity and diversification.

Concentration of underwriting risk	Americas	United Kingdom	International	Total

Insurance contracts

Direct participating contracts	70,436	39,687	193	110,315

Without direct participation contracts	59,873	642	6,432	66,946

Investment contracts with DPF

Direct participating contracts	-	21,594	-	21,594

On December 31, 2023	130,308	61,922	6,625	198,855

Concentration of underwriting risk	Americas	United Kingdom	International	Total

Insurance contracts

Direct participating contracts	69,163	36,694	187	106,044

Without direct participation contracts	61,730	927	7,383	70,039

Investment contracts with DPF

Direct participating contracts	-	21,055	-	21,055
On December 31, 2022	130,892	58,676	7,570	197,139
Sensitivity analysis of net result, shareholders’ equity and CSM to changes in various underwriting risks
Sensitivity analysis of net result and shareholders’ equity to various underwriting risks is shown in the table that follows. Aegon’s best estimate assumptions already include our view of expected future developments and the sensitivities represent an increase or decrease of lapse rates, mortality rates and morbidity rates, compared to Aegon’s best estimate assumptions. These underwriting sensitivities were run using a permanent shock applied to all of Aegon’s products, exposed to an increase and to a decrease in the corresponding rates. Due to the nature of IFRS and how changes in assumptions are absorbed by the CSM while a contract is not onerous, but are reflected in the net result if it is onerous, it is possible that the results of opposite sensitivities seem counterintuitive. For example we see how both a mortality up and down sensitivity lead to a negative net result. This happens as the contracts that are exposed to mortality increases, become onerous under a mortality up sensitivity, leading to a negative net result. On the other hand, under a mortality down sensitivity the positive effects are absorbed by an increase in CSM, leading to higher net results in the future but not in the current net result shown in the table.

  280 | Annual Report on Form 20-F 2023

	2023

	On net result		On shareholders’ equity		On CSM

Estimated approximate effect	Gross of reinsurance	Net of reinsurance	Gross of reinsurance	Net of reinsurance	Gross of reinsurance	Net of reinsurance

Without direct participation contracts

20% increase in lapse rates	(95)	(58)	(43)	(7)	(126)	(151)

20% decrease in lapse rates	57	35	41	18	117	169

5% increase in mortality rates	(520)	(87)	(443)	(19)	(86)	11

5% decrease in mortality rates	419	11	338	(62)	177	55

10% increase in morbidity rates	(139)	(138)	(153)	(152)	(759)	(746)

10% decrease in morbidity rates	53	53	75	77	908	894

5% increase in expenses	(14)	(12)	(12)	(10)	(133)	(134)

5% decrease in expenses	36	36	35	35	163	164

Direct participating contracts

20% increase in lapse rates	55	48	56	58	(32)	(336)

20% decrease in lapse rates	(70)	(53)	(65)	(62)	123	428

5% increase in mortality rates	(84)	(78)	(71)	(67)	(699)	(314)

5% decrease in mortality rates	(5)	(16)	(15)	(23)	835	436

10% increase in morbidity rates	-	-	-	-	-	-

10% decrease in morbidity rates	-	-	-	-	-	-

5% increase in expenses	(13)	(13)	(13)	(14)	(205)	(201)

5% decrease in expenses	12	12	13	13	206	203

Non-life contracts

10% increase in claims	(6)	(5)	(8)	(6)	-	-

10% decrease in claims	6	5	9	6	-	-

			2022

	On net result		On shareholders’ equity		On CSM

Estimated approximate effect	Gross of reinsurance	Net of reinsurance	Gross of reinsurance	Net of reinsurance	Gross of reinsurance	Net of reinsurance

Without direct participation contracts

20% increase in lapse rates	(94)	(61)	(34)	(2)	67	(172)

20% decrease in lapse rates	72	42	46	15	(83)	205

5% increase in mortality rates	(507)	(84)	(451)	(33)	(343)	(14)

5% decrease in mortality rates	422	11	362	(43)	430	78

10% increase in morbidity rates	(121)	(119)	(94)	(92)	(833)	(819)

10% decrease in morbidity rates	33	28	11	8	980	969

5% increase in expenses	(7)	(6)	(2)	(1)	(157)	(152)

5% decrease in expenses	5	4	1	-	183	153

Direct participating contracts

20% increase in lapse rates	43	29	69	50	187	29

20% decrease in lapse rates	(106)	(72)	(125)	(92)	68	188

5% increase in mortality rates	(47)	(22)	(37)	(15)	(565)	(365)

5% decrease in mortality rates	10	(14)	-	(21)	623	411

10% increase in morbidity rates	-	-	-	-	-	-

10% decrease in morbidity rates	-	-	-	-	-	-

5% increase in expenses	(8)	(7)	(7)	(7)	(220)	(219)

5% decrease in expenses	5	5	5	5	221	220

Non-life contracts

10% increase in claims	(1)	(1)	(1)	(1)	-	-

10% decrease in claims	1	1	1	1	-	-

29.5 Risk mitigation
Aegon has chosen to apply the risk mitigation option and recognize changes in fulfillment value of products with direct participating features in the P&L and OCI, instead of adjusting the CSM. The adjustment to the CSM that would otherwise have been made in December 31, 2023 is EUR 1,476 million.